COMMITMENTS - Arrangements with sponsors (Details) € in Thousands	Dec. 31, 2020 EUR (€)
Disclosure of commitments [Line Items]
Minimum purchase obligations	€ 139,053
Due within one year
Disclosure of commitments [Line Items]
Minimum purchase obligations	67,668
Due between one and three years
Disclosure of commitments [Line Items]
Minimum purchase obligations	54,485
Due between three and five years
Disclosure of commitments [Line Items]
Minimum purchase obligations	16,900
Due beyond five years
Disclosure of commitments [Line Items]
Minimum purchase obligations	€ 0